Label	Element	Value
Level Iii Bonds Amortization In Net Interest Income Before Provision For Loan Losses	nbg_LevelIiiBondsAmortizationInNetInterestIncomeBeforeProvisionForLoanLosses	€ 12,000,000
Level Iii Bonds Amortization In Net Interest Income Before Provision For Loan Losses	nbg_LevelIiiBondsAmortizationInNetInterestIncomeBeforeProvisionForLoanLosses	17,000,000
Trading Assets Level Iii Changes In Unrealized Gains Losses	nbg_TradingAssetsLevelIiiChangesInUnrealizedGainsLosses	0
Held To Maturity Securities Transferred Security At Carrying Value	us-gaap_HeldToMaturitySecuritiesTransferredSecurityAtCarryingValue	50,000,000
Held To Maturity Securities Transferred Security At Carrying Value	us-gaap_HeldToMaturitySecuritiesTransferredSecurityAtCarryingValue	3,000,000
Derivatives Level Iii Changes In Unrealized Gains Losses	nbg_DerivativesLevelIiiChangesInUnrealizedGainsLosses	(16,000,000)
Derivatives Level Iii Changes In Unrealized Gains Losses	nbg_DerivativesLevelIiiChangesInUnrealizedGainsLosses	€ (25,000,000)
Continuing Discontinuing Operations [Member]
Hfsf Contribution For Contingently Convertible Securities Capital Increase	nbg_HfsfContributionForContingentlyConvertibleSecuritiesCapitalIncrease	€ 0
Share Capital Increase Through Contribution In Share	nbg_ShareCapitalIncreaseThroughContributionInShare	0
Share Capital Increase Through Conversion Of Preference Shares	nbg_ShareCapitalIncreaseThroughConversionOfPreferenceShares	0
Share Capital Increase Through Mandatory Conversion Of Long Term Debt Securities	nbg_ShareCapitalIncreaseThroughMandatoryConversionOfLongTermDebtSecurities	€ 0